Amortized Cost and Estimated Fair Value of the Group's Available-for-Sale and Held-to-Maturity Debt Securities by Contractual Maturity (Detail)	Dec. 31, 2010 USD ($)		Dec. 31, 2010 KRW		Dec. 31, 2009 KRW
Available-for-Sale Debt Securities Amortized cost
Within 1 year			8,557,167,000,000
Over 1 year through 5 years			12,554,699,000,000
Over 5 years through 10 years			2,647,169,000,000
Over 10 years			341,173,000,000
Available-for-sale Securities, Debt Maturities, Amortized Cost, Total			24,100,208,000,000
Available-for-Sale Debt Securities Fair Value
Within 1 year			8,606,375,000,000
Over 1 year through 5 years			12,818,707,000,000
Over 5 years through 10 years			2,756,435,000,000
Over 10 years			349,203,000,000
Available-for-sale Securities, Debt Maturities, Fair Value, Total			24,530,720,000,000
Held-to-maturity Debt Securities Amortized cost
Within 1 year			1,628,261,000,000
Over 1 year through 5 years			7,910,965,000,000
Over 5 years through 10 years			2,214,749,000,000
Over 10 years			833,043,000,000
Held-to-maturity securities (Note 7)	11,133,043,000	[1]	12,587,018,000,000	[1]	12,793,618,000,000	[1]
Held-to-maturity Debt Securities Fair Value
Within 1 year			1,651,380,000,000
Over 1 year through 5 years			8,167,992,000,000
Over 5 years through 10 years			2,302,569,000,000
Over 10 years			872,287,000,000
Held-to-maturity Securities, Debt Maturities, Fair Value, Total			12,994,228,000,000

[1]	On January 1, 2007, the Group adopted fair value election under ASC 851-15 (formerly SFAS No. 155) on certain hybrid financial instruments. The fair values of those instruments were (Won)18,254 and (Won) 0 million at December 31, 2009 and 2010, respectively, and related valuation losses (net) amounting to (Won)152 million and (Won) 0 million were recorded in net trading losses during 2009 and 2010, respectively.